Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	11.69%	13.04%	10.31%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	15.75%	13.85%	10.70%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	16.02%	14.14%	10.98%
S&P Composite 1500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 TR
Average Annual Return, Percent	23.52%	14.59%	12.50%
S&P Composite 1500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 TR
Average Annual Return, Percent	23.52%	14.59%	12.50%